Other assets and other liabilities - Summary of Other Assets (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Miscellaneous assets [abstract]
Advance payments and prepaid expenses		¥ 778,982	¥ 668,544
Income taxes receivable and other taxes receivable		236,961	203,310
Net defined benefit assets		129,765	86,914
Insurance contract assets	[1]		47,715
Other		162,892	180,655
Total		1,308,600	1,187,138
Current assets		663,678	621,209
Non-current assets		¥ 644,922	¥ 565,929

[1]	As a result of the execution of the Partial Spin-off of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance as of March 31, 2026.